Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies [abstract]
Summary of List of Subsidiaries in the Consolidated Financial Statements

Investor	Subsidiary	Main activities	December 31, 2025	December 31, 2024	Description
OBOOK Holdings Inc.	OBOOK Inc.	Blockchain based e-commerce and software	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing Japan Inc.	Property management system provider	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing Malaysia SDN BHD	Property management system provider	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing Travel Service Inc.	Hospitality business	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing USA Inc.	Payment solutions	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing HK Inc. Limited	Information service and trading	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing (Thailand) CO. LTD	Property management system provider	97.00%	97.00%	—
OBOOK Holdings Inc.	OwlTing EU LLC.	Payment solutions	100.00%	100.00%	Note (3)
OBOOK Holdings Inc.	OwlPay Holdings PTE. LTD	Payment solutions	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlNest Inc.	Property management system provider	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlPay Japan Inc.	Payment solutions	85.71%	56.52%	Note (2)
OBOOK Holdings Inc.	PayNow Inc.	Payment gateway services	99.38%	—	Note (1)
OwlTing Japan Inc.	OwlPay Japan Inc.	Payment solutions	14.29%	43.48%	Note (2)
OBOOK Inc.	OwlStay Inc.	Accommodation business	100.00%	100.00%	—
OwlPay Holdings PTE. LTD	PayNow Inc.	Payment gateway services	—	99.38%	Note (1)

Notes:

(1)
On January 1, 2025, the Company carried out a corporate reorganization under which its equity interest in PayNow Inc. was transferred to OBOOK Holdings Inc. and is now held directly by OBOOK Holdings Inc. This reorganization was undertaken to simplify the Group’s shareholding structure and enhance management efficiency. As the transaction was conducted among entities under common control, it did not result in any change in the ultimate ownership of PayNow Inc. and had no impact on the consolidated financial statements other than changes in the Group’s legal structure.
(2)
In 2024, OwlPay Japan Inc. completed a cash capital increase of JPY 20 million. OBOOK Holdings Inc. directly invested JPY 13 million, acquiring a 56.52% stake in OwlPay Japan Inc., while the remaining JPY 7 million was invested by OwlTing Japan Inc. Since OwlTing Japan Inc. did not subscribe for the new shares in proportion to its existing ownership, its stake decreased to 43.48%.
(3)
On May 27, 2025, OwlPay Japan Inc. carried out another cash capital increase of JPY 47 million. OBOOK Holdings Inc. invested the full JPY 47 million, acquiring a 29.19% stake. As OwlTing Japan Inc. again did not subscribe to the new shares proportionally, its ownership further decreased to 14.29%.
(4)
To expand its business in Europe, the Company established a wholly owned subsidiary in Poland through the acquisition of a shelf company which does not conduct any business operations and has no employees. The relevant registration procedures were completed on October 9, 2024.